ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current:
Accounts payable	$ 2,253	$ 1,872
Accrued liabilities	1,726	1,395
Deferred revenue	490	460
Lease liabilities	429	384
Provisions	159	127
Loans and notes payable	96	147
Other liabilities	249	93
Total current	5,402	4,478
Non-current:
Lease liabilities	3,197	3,037
Deferred revenue	462	254
Accrued liabilities	192	178
Provisions	458	426
Pension liabilities	36	8
Loans and notes payable	37	27
Other liabilities	371	234
Total non-current	$ 4,753	$ 4,164